INVENTORY	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY

December 31,	2018	2017
(millions of Canadian dollars)
Natural gas	776	695
Crude oil	482	744
Other commodities	81	89
	1,339	1,528

Adjustments of $93 million, nil and nil were included in Commodity costs on the Consolidated Statements of Earnings for the years ended December 31, 2018, 2017 and 2016, respectively, to reduce inventory to market value.